Quarterly Holdings Report
for
Fidelity Advisor® Equity Income Fund
February 28, 2025
EPI-NPRT1-0425
1.797924.121
Common Stocks - 98.4%
	Shares	Value ($)
CANADA - 0.5%
Consumer Discretionary - 0.5%
Hotels, Restaurants & Leisure - 0.5%
Restaurant Brands International Inc (United States) (a)	149,600	9,761,400
DENMARK - 0.3%
Consumer Staples - 0.3%
Beverages - 0.3%
Carlsberg AS Series B	49,100	6,149,808
FRANCE - 2.4%
Energy - 0.8%
Oil, Gas & Consumable Fuels - 0.8%
TotalEnergies SE	243,800	14,699,502
Industrials - 0.3%
Aerospace & Defense - 0.3%
Thales SA	32,600	6,564,375
Information Technology - 1.3%
IT Services - 1.3%
Capgemini SE	147,800	22,951,220
TOTAL FRANCE		44,215,097
JAPAN - 0.4%
Consumer Discretionary - 0.4%
Automobiles - 0.4%
Subaru Corp	401,300	7,440,193
KOREA (SOUTH) - 0.6%
Information Technology - 0.6%
Technology Hardware, Storage & Peripherals - 0.6%
Samsung Electronics Co Ltd	297,350	11,137,348
TAIWAN - 0.8%
Information Technology - 0.8%
Semiconductors & Semiconductor Equipment - 0.8%
Taiwan Semiconductor Manufacturing Co Ltd ADR	82,000	14,803,460
UNITED KINGDOM - 3.2%
Communication Services - 0.3%
Media - 0.3%
WPP PLC	815,600	6,616,240
Consumer Staples - 2.5%
Beverages - 1.3%
Coca-Cola Europacific Partners PLC	228,300	19,693,158
Diageo PLC	149,700	4,073,094
		23,766,252
Personal Care Products - 1.2%
Unilever PLC ADR	402,500	22,781,500
TOTAL CONSUMER STAPLES		46,547,752

Industrials - 0.4%
Industrial Conglomerates - 0.4%
DCC PLC	98,600	6,647,951
TOTAL UNITED KINGDOM		59,811,943
UNITED STATES - 90.2%
Communication Services - 6.4%
Diversified Telecommunication Services - 1.6%
Verizon Communications Inc	676,290	29,148,099
Entertainment - 0.9%
Walt Disney Co/The (e)	143,900	16,375,820
Interactive Media & Services - 0.4%
Alphabet Inc Class A	50,800	8,650,224
Media - 3.5%
Comcast Corp Class A	1,356,100	48,656,868
Omnicom Group Inc	209,500	17,338,220
		65,995,088
TOTAL COMMUNICATION SERVICES		120,169,231

Consumer Discretionary - 2.0%
Automobile Components - 0.0%
Lear Corp	21,000	1,973,790
Distributors - 0.6%
LKQ Corp	255,600	10,783,764
Hotels, Restaurants & Leisure - 0.3%
Vail Resorts Inc	34,500	5,485,155
Household Durables - 0.3%
Whirlpool Corp (a)	56,500	5,751,135
Specialty Retail - 0.5%
Bath & Body Works Inc	256,700	9,300,241
Textiles, Apparel & Luxury Goods - 0.3%
Tapestry Inc	62,100	5,304,582
TOTAL CONSUMER DISCRETIONARY		38,598,667

Consumer Staples - 7.5%
Beverages - 2.0%
Coca-Cola Co/The (e)	176,700	12,582,807
Keurig Dr Pepper Inc	739,600	24,791,392
		37,374,199
Consumer Staples Distribution & Retail - 2.5%
Albertsons Cos Inc	990,300	20,835,912
Sysco Corp	317,300	23,968,842
		44,804,754
Food Products - 0.9%
JM Smucker Co	97,000	10,721,410
The Campbell's Company	148,100	5,932,886
		16,654,296
Household Products - 0.4%
Reynolds Consumer Products Inc	344,100	8,423,568
Personal Care Products - 1.7%
Estee Lauder Cos Inc/The Class A	204,100	14,676,831
Kenvue Inc	759,605	17,926,678
		32,603,509
TOTAL CONSUMER STAPLES		139,860,326

Energy - 8.1%
Energy Equipment & Services - 1.0%
Schlumberger NV	474,700	19,776,002
Oil, Gas & Consumable Fuels - 7.1%
Enterprise Products Partners LP	549,700	18,365,477
Exxon Mobil Corp	428,900	47,749,437
Plains All American Pipeline LP	389,400	7,920,396
Shell PLC ADR	869,100	58,629,486
		132,664,796
TOTAL ENERGY		152,440,798

Financials - 20.4%
Banks - 10.9%
Bank of America Corp	602,200	27,761,420
East West Bancorp Inc	37,100	3,503,353
Huntington Bancshares Inc/OH	1,105,500	18,207,585
KeyCorp (e)	686,600	11,891,912
M&T Bank Corp	208,900	40,050,308
PNC Financial Services Group Inc/The	27,000	5,181,840
US Bancorp	1,031,200	48,363,281
Wells Fargo & Co (e)	617,250	48,343,020
		203,302,719
Capital Markets - 3.6%
Bank of New York Mellon Corp/The	256,200	22,788,990
Charles Schwab Corp/The	142,800	11,356,884
Northern Trust Corp	211,300	23,289,486
State Street Corp	111,100	11,024,453
		68,459,813
Financial Services - 1.5%
Fidelity National Information Services Inc	56,200	3,996,944
Global Payments Inc	153,500	16,160,480
Visa Inc Class A (e)	21,600	7,834,536
		27,991,960
Insurance - 4.4%
American Financial Group Inc/OH	55,500	7,008,540
Chubb Ltd	126,584	36,137,200
First American Financial Corp	160,600	10,549,814
The Travelers Companies, Inc.	113,700	29,390,313
		83,085,867
TOTAL FINANCIALS		382,840,359

Health Care - 16.9%
Biotechnology - 2.3%
AbbVie Inc	29,200	6,103,676
Gilead Sciences Inc (e)	324,700	37,116,457
		43,220,133
Health Care Providers & Services - 5.6%
Cigna Group/The	124,300	38,390,055
CVS Health Corp	204,300	13,426,596
Elevance Health Inc	35,600	14,128,928
UnitedHealth Group Inc	80,500	38,234,280
		104,179,859
Pharmaceuticals - 9.0%
Bristol-Myers Squibb Co	377,700	22,518,474
GSK PLC ADR	927,800	34,876,002
Johnson & Johnson	271,371	44,781,643
Merck & Co Inc	458,600	42,305,850
Organon & Co	211,530	3,153,912
Royalty Pharma PLC Class A	343,700	11,562,068
Sanofi SA ADR	181,400	9,880,858
		169,078,807
TOTAL HEALTH CARE		316,478,799

Industrials - 7.5%
Aerospace & Defense - 1.4%
General Dynamics Corp	40,600	10,255,560
Lockheed Martin Corp	37,400	16,843,838
		27,099,398
Air Freight & Logistics - 1.2%
CH Robinson Worldwide Inc	37,700	3,831,074
FedEx Corp	74,000	19,454,600
		23,285,674
Electrical Equipment - 1.2%
Regal Rexnord Corp	172,100	22,269,740
Industrial Conglomerates - 0.2%
3M Co	22,700	3,521,224
Machinery - 1.1%
Allison Transmission Holdings Inc	131,200	13,349,600
Oshkosh Corp	68,700	7,028,010
		20,377,610
Professional Services - 2.4%
Genpact Ltd	173,700	9,244,314
ManpowerGroup Inc	144,000	8,298,720
SS&C Technologies Holdings Inc	295,000	26,269,750
		43,812,784
TOTAL INDUSTRIALS		140,366,430

Information Technology - 6.5%
Communications Equipment - 2.3%
Cisco Systems Inc (e)	674,953	43,271,237
Electronic Equipment, Instruments & Components - 0.6%
TD SYNNEX Corp	87,000	11,961,630
IT Services - 1.7%
Amdocs Ltd	364,122	31,769,645
Semiconductors & Semiconductor Equipment - 0.6%
QUALCOMM Inc	73,700	11,583,429
Software - 1.0%
Gen Digital Inc	178,400	4,875,672
Microsoft Corp (e)	19,500	7,741,305
Salesforce Inc (e)	19,500	5,808,075
		18,425,052
Technology Hardware, Storage & Peripherals - 0.3%
Seagate Technology Holdings PLC	47,600	4,850,915
TOTAL INFORMATION TECHNOLOGY		121,861,908

Materials - 3.7%
Chemicals - 0.9%
CF Industries Holdings Inc	201,500	16,325,530
Containers & Packaging - 2.7%
Berry Global Group Inc	248,400	17,927,028
Crown Holdings Inc	262,600	23,536,838
Sonoco Products Co	201,400	9,630,948
		51,094,814
Paper & Forest Products - 0.1%
Magnera Corp (b)	81,374	1,677,118
TOTAL MATERIALS		69,097,462

Real Estate - 4.5%
Health Care REITs - 0.1%
Alexandria Real Estate Equities Inc	25,100	2,566,726
Office REITs - 0.8%
COPT Defense Properties	407,600	11,017,428
Douglas Emmett Inc	267,200	4,622,560
		15,639,988
Retail REITs - 0.5%
Realty Income Corp	174,100	9,928,923
Specialized REITs - 3.1%
American Tower Corp	102,400	21,055,488
Crown Castle Inc	169,400	15,940,540
Gaming and Leisure Properties Inc	287,500	14,418,125
Public Storage Operating Co	18,600	5,647,332
		57,061,485
TOTAL REAL ESTATE		85,197,122

Utilities - 6.7%
Electric Utilities - 5.7%
American Electric Power Co Inc	52,000	5,514,600
Duke Energy Corp	149,500	17,564,755
Edison International	117,064	6,372,964
Exelon Corp	678,000	29,967,600
FirstEnergy Corp	629,500	24,405,715
PG&E Corp	904,400	14,777,896
Portland General Electric Co	173,500	7,778,005
		106,381,535
Multi-Utilities - 1.0%
Sempra	271,700	19,445,569
TOTAL UTILITIES		125,827,104

TOTAL UNITED STATES		1,692,738,206
TOTAL COMMON STOCKS (Cost $1,503,778,332)		1,846,057,455

Money Market Funds - 2.2%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c)	4.35	27,280,416	27,285,872
Fidelity Securities Lending Cash Central Fund (c)(d)	4.35	15,330,231	15,331,765
TOTAL MONEY MARKET FUNDS (Cost $42,617,637)			42,617,637

TOTAL INVESTMENT IN SECURITIES - 100.6% (Cost $1,546,395,969)	1,888,675,092
NET OTHER ASSETS (LIABILITIES) - (0.6)%	(12,028,895)
NET ASSETS - 100.0%	1,876,646,197

Written Options
	Counterparty	Number of Contracts	Notional Amount ($)	Exercise Price ($)	Expiration Date	Value ($)
Call Options
Cisco Systems Inc	Chicago Board Options Exchange	1,050	6,731,550	62.00	03/21/25	240,450
Gilead Sciences Inc	Chicago Board Options Exchange	644	7,361,564	97.00	03/21/25	1,109,290
KeyCorp	Chicago Board Options Exchange	2,744	4,752,608	19.00	03/21/25	6,860
Microsoft Corp	Chicago Board Options Exchange	45	1,786,455	450.00	04/17/25	4,118
Salesforce Inc	Chicago Board Options Exchange	95	2,829,575	350.00	03/21/25	2,328
The Coca-Cola Co	Chicago Board Options Exchange	696	4,956,216	65.00	03/21/25	440,220
The Walt Disney Co	Chicago Board Options Exchange	286	3,254,680	120.00	03/21/25	18,590
Visa Inc	Chicago Board Options Exchange	47	1,704,737	330.00	03/21/25	160,623
Wells Fargo & Co	Chicago Board Options Exchange	1,217	9,531,544	80.00	03/21/25	166,121

						2,148,600
TOTAL WRITTEN OPTIONS						(2,148,600)

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.
(e)	Security or a portion of the security is pledged as collateral for options written. At period end, the value of securities pledged amounted to $43,027,496.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	49,209,000	81,079,418	103,002,546	328,782	12	(12)	27,285,872	27,280,416	0.1%
Fidelity Securities Lending Cash Central Fund	-	32,780,070	17,448,305	509	-	-	15,331,765	15,330,231	0.1%
Total	49,209,000	113,859,488	120,450,851	329,291	12	(12)	42,617,637	42,610,647

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Options: Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

The Fund used exchange-traded options to manage its exposure to the stock market.

Open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions." Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.